14. Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands		1 Months Ended		12 Months Ended
	Aug. 29, 2012	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2005
Disclosure of detailed information about intangible assets [line items]
Interest capitalized				R$ 40,011
Remeasurement of authorization amounts				109,770
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Subsidiary purchased Lot 2		R$ 1,199		1,739
Remaining amount recorded as debt				47	R$ 47
Additional cost on long-term obligations				295
Amount payable to reduced the adjustment present value				R$ 47	47
Capitalized average rate				6.90%
Borrowing capitalized cost					38,375
Interest capitalized				R$ 40,011
Total auction amount					R$ 1,199,000,000
TIM S.A [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of goodwill			R$ 210,015
TIM fiber SP ltda. and TIM fiber RJ. S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of goodwill	R$ 1,159,649
TIM Sul and TIM Nordeste [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of goodwill						R$ 157,556